Borrowings (Details)		1 Months Ended		12 Months Ended
	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Borrowings (Details) [Line Items]
Borrowing agreements | ¥	¥ 3,500,000	¥ 1,500,000	¥ 15,000,000
Loan rate of percentage				12.00%
Principal amount				$ 217,205			¥ 1,500,000
Interest expense				277,894
One Borrowing Agreement [Member]
Borrowings (Details) [Line Items]
Borrowing agreements				$ 2,171,050
Exchange rate (in Dollars per share) | $ / shares				$ 0.1447
Two Borrowing Agreement [Member]
Borrowings (Details) [Line Items]
Borrowing agreements				$ 217,205
Exchange rate (in Dollars per share) | $ / shares				$ 0.1447
Three Borrowing Agreement [Member]
Borrowings (Details) [Line Items]
Borrowing agreements				$ 506,578
Exchange rate (in Dollars per share) | $ / shares				$ 0.1447